Summary of Significant Accounting Policies - Percentage of Inventories Determined Using LIFO Method (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Disclosure Summary Of Significant Accounting Policies Percentage Of Inventories Determined Using L I F O Method [Abstract]
Percent using LIFO method	39.00%	45.00%
Amount less than current cost	$ 19.4	$ 17.9